Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Certain Equity Awards

The Company has no formal policy with regard to the timing of equity awards in relation to the disclosure of material nonpublic information and the Board and Compensation Committee make no determinations as to the timing of such awards in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company has no formal policy with regard to the timing of equity awards in relation to the disclosure of material nonpublic information and the Board and Compensation Committee make no determinations as to the timing of such awards in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false